Marketable Securities (Details) - shares	Apr. 04, 2022	Jun. 23, 2023
Marketable Securities [Line Items]
Company holding shares.		121,428
Restricted Stock [Member]
Marketable Securities [Line Items]
Restricted common stock shares	850,000